Financial information by segment, Revenues and Adjusted EBITDA (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) Customer	Dec. 31, 2021 USD ($) Customer	Dec. 31, 2020 USD ($)
Financial information by segment [Abstract]
Number of customers representing more than 10% of total revenues | Customer	3
Revenue	$ 1,102,029	$ 1,211,749	$ 1,013,260
Adjusted EBITDA	$ 797,100	$ 824,388	796,123
Renewable Energy [Member]
Financial information by segment [Abstract]
Number of customers representing more than 10% of total revenues | Customer	2	1
Revenue	$ 821,377	$ 928,525	753,089
Adjusted EBITDA	$ 588,016	602,583	576,285
Efficient Natural Gas & Heat [Member]
Financial information by segment [Abstract]
Number of customers representing more than 10% of total revenues | Customer	1
Revenue	$ 113,591	123,692	111,030
Adjusted EBITDA	84,560	99,935	101,006
Transmission Lines [Member]
Financial information by segment [Abstract]
Revenue	113,273	105,680	106,042
Adjusted EBITDA	88,010	83,635	87,272
Water [Member]
Financial information by segment [Abstract]
Revenue	53,788	53,852	43,099
Adjusted EBITDA	36,514	38,235	31,560
North America [Member]
Financial information by segment [Abstract]
Revenue	405,047	395,775	330,921
Adjusted EBITDA	309,988	311,803	279,365
South America [Member]
Financial information by segment [Abstract]
Revenue	166,441	154,985	151,460
Adjusted EBITDA	126,551	119,547	120,023
EMEA [Member]
Financial information by segment [Abstract]
Revenue	530,541	660,989	530,879
Adjusted EBITDA	$ 360,561	$ 393,038	$ 396,735